N-2	Aug. 10, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002056760
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-291049
Investment Company Act File Number	811-24130
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Regan Capital Alternative Income Fund
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	516-1681
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The expenses in the table are based on estimated amounts for the current fiscal year assuming the Fund raises $100 million in proceeds in the first 12 months resulting in estimated average monthly net assets of $100 million.
Shareholder Transaction Fees:

	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of subscription amount)(1)	3.00%	None
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Shares):

	Investor Class	Institutional Class
Management Fees(2)	1.50%	1.50%
Distribution and Shareholder Servicing Fee(3)	1.00%	None
Other Expenses(4)	0.72%	0.72%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(5)	0.20%	0.20%
Total Annual Fund Operating Expenses	3.42%	2.42%
Fee Waivers and Expense Reimbursement(6)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	3.42%	2.42%
(1)    Investor Class Shares are subject to a front-end sales charge. The table assumes a maximum front-end sales charge of 3.00%. While neither the Fund nor the Distributor imposes an initial sales charge on Institutional Class Shares, if you buy Institutional Class Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
(2)    Pursuant to an investment management agreement, the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.50% of the Fund’s average daily Managed Assets. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The Management Fee percentage calculation assumes the use of leverage by the Fund. To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual Management Fee rate and then divided by the Fund’s net assets.
(3)    The Fund has adopted a distribution and shareholder services plan for Investor Class Shares (the “Distribution and Service Plan”). Under the Distribution and Service Plan, the Fund may charge a Distribution and Shareholder Servicing Fee of up to 1.00%, of which 0.25% of the fee is characterized as a “shareholder servicing fee” and the remaining portion is characterized as a “distribution fee,” on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares as compensation to the Fund’s Distributor or other qualified recipients. Institutional Class Shares are not subject to the Distribution and Shareholder Servicing Fee. See “Distribution and Servicing Plans.”
(4)    “Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average assets during that time. “Other Expenses” includes 0.13% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
(5)    “Acquired Fund Fees and Expenses” are based on the expense ratios of the other investment companies in which the Fund may invest, including private funds that would be an investment company under Section 3(a) of the 1940 Act but for the exceptions provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The expense ratios of acquired funds may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, and they will not be reflected in the Fund’s financial statements.
(6)    The Investment Manager has contractually agreed, through January 31, 2029, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional costs and expenses; distribution and shareholder servicing fees; all expenses of wholly-owned subsidiaries of the Fund through which the Fund invests; all expenses of special purpose vehicles (“SPVs”) in which the Fund or its subsidiaries invests (including any management fees, performance-based incentive fees and administrative service fees); all fees and expenses of Fund investments (including all acquired fund fees and expenses); fees payable to third parties in connection with the sourcing or identification of portfolio investments; transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of the Fund’s investments; dividend expenses on short sales; expenditures which are capitalized in accordance with generally accepted accounting principles (“GAAP”); and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, litigation expenses) exceed 2.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). The Investment Manager may not terminate the Expense Limitation Agreement prior to January 31, 2029 without the approval of the Board of Trustees. After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then current term. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The expenses in the table are based on estimated amounts for the current fiscal year assuming the Fund raises $100 million in proceeds in the first 12 months resulting in estimated average monthly net assets of $100 million.
Shareholder Transaction Fees:

	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of subscription amount)(1)	3.00%	None
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Shares):

	Investor Class	Institutional Class
Management Fees(2)	1.50%	1.50%
Distribution and Shareholder Servicing Fee(3)	1.00%	None
Other Expenses(4)	0.72%	0.72%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(5)	0.20%	0.20%
Total Annual Fund Operating Expenses	3.42%	2.42%
Fee Waivers and Expense Reimbursement(6)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	3.42%	2.42%
(1)    Investor Class Shares are subject to a front-end sales charge. The table assumes a maximum front-end sales charge of 3.00%. While neither the Fund nor the Distributor imposes an initial sales charge on Institutional Class Shares, if you buy Institutional Class Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
(2)    Pursuant to an investment management agreement, the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.50% of the Fund’s average daily Managed Assets. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The Management Fee percentage calculation assumes the use of leverage by the Fund. To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual Management Fee rate and then divided by the Fund’s net assets.
(3)    The Fund has adopted a distribution and shareholder services plan for Investor Class Shares (the “Distribution and Service Plan”). Under the Distribution and Service Plan, the Fund may charge a Distribution and Shareholder Servicing Fee of up to 1.00%, of which 0.25% of the fee is characterized as a “shareholder servicing fee” and the remaining portion is characterized as a “distribution fee,” on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares as compensation to the Fund’s Distributor or other qualified recipients. Institutional Class Shares are not subject to the Distribution and Shareholder Servicing Fee. See “Distribution and Servicing Plans.”
(4)    “Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average assets during that time. “Other Expenses” includes 0.13% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
(5)    “Acquired Fund Fees and Expenses” are based on the expense ratios of the other investment companies in which the Fund may invest, including private funds that would be an investment company under Section 3(a) of the 1940 Act but for the exceptions provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The expense ratios of acquired funds may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, and they will not be reflected in the Fund’s financial statements.
(6)    The Investment Manager has contractually agreed, through January 31, 2029, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional costs and expenses; distribution and shareholder servicing fees; all expenses of wholly-owned subsidiaries of the Fund through which the Fund invests; all expenses of special purpose vehicles (“SPVs”) in which the Fund or its subsidiaries invests (including any management fees, performance-based incentive fees and administrative service fees); all fees and expenses of Fund investments (including all acquired fund fees and expenses); fees payable to third parties in connection with the sourcing or identification of portfolio investments; transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of the Fund’s investments; dividend expenses on short sales; expenditures which are capitalized in accordance with generally accepted accounting principles (“GAAP”); and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, litigation expenses) exceed 2.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). The Investment Manager may not terminate the Expense Limitation Agreement prior to January 31, 2029 without the approval of the Board of Trustees. After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then current term. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Shares, assuming a 5% annual return, assuming you hold your shares and assuming your shares are repurchased in full. The example below should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes the estimated “Other Expenses” set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate or return may be greater or less than the hypothetical 5% annual return shown in the example.
An investor would pay the following expenses on a $1,000 investment assuming a 5% return:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$63	$132	$202	$389
Institutional Class	$24	$75	$129	$275
An investor would pay the following expenses, assuming your shares are repurchased at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$63	$132	$202	$389
Institutional Class	$24	$75	$129	$275

Purpose of Fee Table , Note [Text Block]	These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The expenses in the table are based on estimated amounts for the current fiscal year assuming the Fund raises $100 million in proceeds in the first 12 months resulting in estimated average monthly net assets of $100 million.
Basis of Transaction Fees, Note [Text Block]	Investor Class Shares are subject to a front-end sales charge. The table assumes a maximum front-end sales charge of 3.00%. While neither the Fund nor the Distributor imposes an initial sales charge on Institutional Class Shares, if you buy Institutional Class Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
Other Transaction Fees, Note [Text Block]	The Fund has adopted a distribution and shareholder services plan for Investor Class Shares (the “Distribution and Service Plan”). Under the Distribution and Service Plan, the Fund may charge a Distribution and Shareholder Servicing Fee of up to 1.00%, of which 0.25% of the fee is characterized as a “shareholder servicing fee” and the remaining portion is characterized as a “distribution fee,” on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares as compensation to the Fund’s Distributor or other qualified recipients. Institutional Class Shares are not subject to the Distribution and Shareholder Servicing Fee. See “Distribution and Servicing Plans.”
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average assets during that time. “Other Expenses” includes 0.13% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
Management Fee not based on Net Assets, Note [Text Block]	Pursuant to an investment management agreement, the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.50% of the Fund’s average daily Managed Assets. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The Management Fee percentage calculation assumes the use of leverage by the Fund. To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual Management Fee rate and then divided by the Fund’s net assets.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” are based on the expense ratios of the other investment companies in which the Fund may invest, including private funds that would be an investment company under Section 3(a) of the 1940 Act but for the exceptions provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The expense ratios of acquired funds may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, and they will not be reflected in the Fund’s financial statements.
Acquired Fund Fees Estimated, Note [Text Block]	“Acquired Fund Fees and Expenses” are based on the expense ratios of the other investment companies in which the Fund may invest, including private funds that would be an investment company under Section 3(a) of the 1940 Act but for the exceptions provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The expense ratios of acquired funds may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, and they will not be reflected in the Fund’s financial statements.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The Fund’s investment objective is to seek to provide a high level of risk-adjusted current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Portfolio Management Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in debt obligations. The debt obligations in which the Fund primarily invests include mortgage-backed securities (“MBS”). MBS includes residential MBS (“RMBS”), which are securities issued, secured, or collateralized by government sponsored entities (“agency MBS”) or private entities (“non-agency MBS”) and backed by residential mortgages. The Fund primarily invests in RMBS that are non-agency MBS. Non-agency MBS are issued by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. The weighted average life of the Fund’s MBS investments will generally range from between 0 and 10 years. Weighted average life is a measure of the average amount of time that unpaid principal on a loan, mortgage, or bond remains outstanding.
The Fund may also invest up to 30% of its net assets in private alternative credit and specialty finance investments that are collateralized by real estate assets, hard assets, receivables or contractual obligations. The Fund’s private alternative credit and specialty finance investments may include non-U.S. financial instruments (non-U.S. Instruments). The Fund will gain exposure to these investments through a combination of originating direct deals with the borrower or gaining exposure to an asset class through a limited partnership interest in a private fund, commingled vehicle or special purpose entity. Such private funds will generally focus on investing in debt obligations of the type in which the Fund may invest directly. Specialty finance investments can take a variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. The facility is typically secured by the borrower’s underlying assets, which are typically diversified pools of assets. Terms of a facility will vary but are typically commitments of a few years in duration or less. Specialty finance investments are expected to provide collateral diversification and potentially introduce less correlated exposure to the Fund.
The Fund may also invest in other debt obligations, including loan participation notes, commercial mortgage-backed securities (“CMBS”), real estate loans or pools of such loans, asset-backed securities (“ABS”), and collateralized loan obligations (“CLOs”), or other instruments secured by financial, physical, and/or intangible assets (e.g., receivables, including consumer loans, or pools of receivables). The Fund may invest in any assets or instruments underlying the foregoing structured or secured obligations. The Fund also may invest a portion of its assets in unsecured loans and subordinated or mezzanine obligations, including second and lower lien loans and the mezzanine and equity (or “first loss”) tranches of CLO issues.
The Fund may also invest indirectly in any of the foregoing instruments through investing in other funds, including exchange traded funds (“ETFs”), real estate investment trusts (“REITs”) and funds that are excluded from the definition of “investment company” under the 1940 Act solely by reason of Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (i.e., “private funds”). The Investment Manager evaluates private funds based on the fund’s investment strategy and asset class exposure, the depth of resources of management, prior investment performance, and expenses using information contained in the fund’s private placement memoranda or other offering materials, as well as marketing materials. To the extent the Fund invests a portion of its assets in private funds, the Fund will be exposed to additional risks, including additional fees and expenses and volatility of investment returns.
The Fund seeks to invest its assets in investment grade securities, but may invest without limit in fixed-income securities that are rated below investment grade (i.e., “high yield” or “junk” ratings). Because the Fund may invest in below investment grade securities without limit, the Fund’s investments should be considered speculative.
Typically, the duration of the Fund’s portfolio is expected to be less than 5 years. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rates, a bond’s price will change by 1% for every year of duration.
To the extent the Fund holds positions that are sensitive to interest rate volatility, the Fund may engage in hedging techniques to manage its exposure to interest rate risk such as by investing in exchange-traded and over-the-counter derivatives, including futures, options and swaps, such as interest rate swaps, credit default swaps, total return swaps, swaptions, and to-be-announced (“TBA”) securities. When buying or selling credit default swaps, the Fund will maintain appropriate asset coverage up to the full notional value of the credit default swap.
In selecting portfolio securities, the Investment Manager undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities. The Investment Manager’s bottom-up analysis focuses on individual security selection. In seeking deep value investments, the Investment Manager seeks securities whose market price is significantly lower than the Investment Manager’s estimate of the security’s true value. The Investment Manager overlays this analysis with a top-down macro qualitative analysis, which contains but is not limited to key factors, such as economic outlook, interest rates and real estate fundamentals. The Investment Manager regularly analyzes portfolio positions and actively sells investments that it believes are not optimal for the portfolio. The Investment Manager seeks to achieve a risk-adjusted return by continuously evaluating Fund assets against current risk-free rates of return of available bonds in the market, typically Treasuries and other government-backed securities. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it. For example, if two or more investments have the same return over a given time period, the one that has the lowest risk will have a better risk-adjusted return. The risk is measured in comparison to that of a virtually risk-free investment such as Treasuries.
Investment Manager
Regan, a Delaware limited liability company, serves as investment manager to the Fund. Subject to the oversight of the Board, Regan is responsible for managing the investment activities of the Fund. Chris Hall and Skyler Weinand, CFA are responsible for the day-to-day management of the Fund.
Regan, located at 300 Crescent Court, Suite 1760, Dallas, Texas 75201, is an SEC-registered investment advisory firm formed in 2011. In addition to the Fund, Regan currently provides investment advisory services to mutual funds, privately offered pooled investment funds and separately managed accounts. Regan is owned and controlled by Skyler Weinand, CFA, managing partner, who holds greater than 25% interest in the units of Regan and is therefore a control person of Regan.
As of March 31, 2026, Regan had approximately $3.9 billion in assets under management.
Distributions and Dividend Reinvestment Plan
The Fund intends to distribute substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and distribute income dividends to shareholders of record on a monthly basis. At least annually, the Fund also intends to distribute to you your pro rata share of any available net capital gain and taxable ordinary income, if any. Net short-term capital gains may be paid more frequently.
Although it does not currently intend to do so, the Board may change the Fund’s dividend policy and the amount or timing of Fund distributions, based on several factors. Unless shareholders specify otherwise, dividends will be reinvested in Shares of the Fund in accordance with the Fund’s dividend reinvestment plan (the “Dividend Reinvestment Plan”). The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings. See “Distributions” and “Dividend Reinvestment Plan.”
Distributor, Custodian and Transfer Agent
Quasar Distributors, LLC serves as the Fund’s principal underwriter and distributor. U.S. Bank National Association serves as the primary custodian of the Fund’s assets. U.S. Bank Global Fund Services provides fund accounting, administrative and certain compliance services to the Fund. U.S. Bank Global Fund Services also serves as the Fund’s transfer agent and dividend disbursement agent, and as such is responsible for processing investor subscriptions and repurchases. As compensation for its services, U.S. Bank Global Fund Services receives from the Fund a fee for fund administration services based on the Fund’s current average daily net assets.
Unlisted Closed-End Fund Structure; Limited Liquidity
The Fund’s Shares are not listed for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares daily because the Fund is an unlisted closed-end fund. To provide liquidity to shareholders, the Fund is structured as an “interval fund” and conducts periodic repurchase offers for a portion of its outstanding Shares. Investors should consider Shares of the Fund to be an illiquid investment. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Shares. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund.
Investor Suitability
An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program. Please see “Risk Factors” at page 13 below.
Valuation
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Investment Manager as the Fund’s valuation designee for purposes of Rule 2a-5 under the 1940 Act (the “Valuation Designee”). As Valuation Designee, the Investment Manager will be responsible for the valuation of the Fund’s portfolio investments for which market quotations are not readily available, as determined in good faith pursuant to the Investment Manager’s and the Fund’s valuation policies and consistently applied valuation processes. The Fund may use the fair value of a security as determined by the Valuation Designee in accordance with procedures approved by the Board if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect NAV. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The Valuation Designee generally will value the Fund’s investment in specialty finance investment structures such as limited partnerships as well as certain direct investments using the NAV of such investments as a “practical expedient” in accordance with ASC 820. Such investments generally are valued based on the latest NAV reported by an underlying manager or the lead or sponsoring private investors. The fair value assigned to a security may not represent the value that the Fund could obtain if it were to sell the security. The Fund determines NAV per share in accordance with the methodology described in the Investment Manager’s and the Fund’s valuation policies and procedures. Valuations of Fund investments are disclosed in reports publicly filed with the SEC. The Fund will calculate the NAV of each class of its shares daily. In addition, the Fund intends to publicly report the NAV per share of each class of the Fund on its website daily. Please refer to “How Fund Shares are Priced” at page 47 for more information on the Fund’s valuation policies.
Taxation
The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify in each taxable year, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on its “investment company taxable income” (as such term is defined in the Code, but without regard to the deductions for dividends paid) or net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes in each taxable year (or is deemed to distribute, including amounts that are reinvested pursuant to the Dividend Reinvestment Plan, as described below) to Fund shareholders, provided that certain requirements are satisfied. To qualify for and maintain its treatment as a RIC for U.S. federal income tax purposes, the Fund will be required to meet certain specified source-of-income and asset diversification requirements, and the Fund will be required to distribute in each taxable year to holders of its stock dividends for U.S. federal income tax purposes in an amount at least equal to the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such taxable year. The Fund intends to distribute to holders of its common stock, at least annually, substantially all of its investment company taxable income, net tax-exempt income, and net capital gains. (See “Tax Matters”).
Fiscal Year
For accounting purposes, the Fund’s fiscal year end is expected to be September 30.
Reports to Shareholders
As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to its shareholders for tax purposes will be furnished to shareholders subject to Internal Revenue Service (“IRS”) reporting. In addition, the Fund will prepare and transmit to its shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.
ERISA Plans and Other Tax-Exempt Entities
Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, individual retirement accounts, 401(k) plans and Keogh plans, may purchase Shares. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of the ERISA plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. Thus, neither the Fund nor the Investment Manager will be a fiduciary within the meaning of ERISA with respect to the assets of any ERISA plan that becomes a shareholder, solely as a result of the ERISA plan’s investment in the Fund.
Co-Investments
The 1940 Act imposes limits on certain privately negotiated co-investments with affiliates of the Fund. The Investment Manager and the Fund are seeking exemptive relief from the SEC permitting the Fund to invest alongside other funds (including private funds) managed by the Investment Manager or its affiliates in privately negotiated portfolio investments. However, the exemptive relief includes conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such cases, the Fund may participate in such investment to a lesser extent or, under certain circumstances, may not participate in such investment. There can be no assurance that the co-investment exemptive order will be granted.
Risk Factors
Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on their investment or that a shareholder may lose part or all of their investment. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Principal Risks of the Fund.” Shareholders should consider carefully the following principal risks before investing in the Fund:
•Shares will not be listed on any securities exchange;
•Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity;
•The Fund is exposed to risks associated with changes in interest rates;
•The Fund’s distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Fund shareholders through distributions will be distributed after payment of fees and expenses, as well as any applicable sales load;
•Below investment grade instruments (i.e., “junk bonds”) have predominantly speculative characteristics and may be particularly susceptible to economic downturns, which could cause losses;
•Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals;
•CLOs may present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk;
•The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange;
•The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests;
•Non-U.S. securities may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value—changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;
•The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund;
•To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status and being taxed as an ordinary corporation for U.S. federal income tax purposes.
Accordingly, an investment in the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if they can sustain a complete loss of their investment.

Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
The Fund is a newly organized, diversified, closed-end management investment company that continuously offers Investor Class and Institutional Class Shares and is operated as an interval fund. Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of their investment. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Each risk discussed below is considered a principal risk of investing in the Fund, regardless of the order in which it appears and could affect the value of your investment:
Debt Securities Risk
The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take the many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.
Credit Risk
There is a risk that the issuer of an MBS may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The value of an MBS is influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, MBS may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk
Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In recent years, the Federal Reserve has raised interest rates in response to increased inflation. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages. More recently, the Federal Reserve has subsequently cut interest rates as inflation has decreased.
Prepayment Risk
Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
Extension Risk
When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of MBS held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Mortgage-Backed Securities Risk
When interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Delinquencies and defaults by the underlying borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the underlying borrower’s equity in the mortgaged property and the underlying borrower’s financial circumstances, which can result in the underlying borrowers being unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. The rate of delinquencies and defaults and the amount of the resulting losses depend on a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the underlying borrower’s equity in the mortgaged property and the individual financial circumstances of the underlying borrower.
Commercial Mortgage-Backed Securities Risk
The Fund may invest in pools or tranches of commercial mortgage-backed securities (“CMBS”). The collateral underlying CMBS generally consists of commercial mortgages or real property that have a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower.
The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property. The ability to generate current income from a commercial property is affected by a variety of factors. Such factors include differences in the management ability and track record of the commercial borrower, and geographic and/or industry concentration. Commercial borrowers may also lack the incentive to invest the funds necessary to maintain and attract tenants in the properties underlying the commercial mortgage loans to the extent the value of the mortgage exceeds the property value. Also, the likelihood of the commercial borrower repaying the commercial mortgage loan at maturity is heavily influenced by the commercial borrower’s ability to secure subsequent financing, which can be negatively impacted by a difficult credit environment.
Investments in CMBS are also subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by the continued volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As noted above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, defaults by the underlying borrowers may require a substantial amount of workout negotiations and/or restructurings and may trigger foreclosure actions, which can be lengthy and time-consuming process. There can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objective or that projected returns will be achieved. Furthermore, each investor should be prepared to bear the economic risk of the investment for an indefinite period.
Residential Mortgage-Backed Securities Risk
The Fund may invest in residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans can be securitized and the securities issued in such securitization could be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan can be a lengthy and difficult process, and often involves significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties could be very limited.
At any one time, a portfolio of RMBS could be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans tend to be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations. In addition, the residential mortgage loans could include so-called “Jumbo” mortgage loans, having original principal balances that are higher than is generally the case for residential mortgage loans. As a result, such portfolio of RMBS could experience increased losses.
Certain mortgage loans may be of subprime credit quality (i.e., do not meet the customary credit standards of Fannie Mae and Freddie Mac). Originators of loans make subprime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with subprime mortgage loans than with mortgage loans that satisfy customary credit standards. In the event mortgage loans in a mortgage pool related to a residential security become delinquent or subject to liquidation, the related CDO may experience delays in receiving payment on such RMBS and may suffer losses if the related credit enhancements, if any, are insufficient to cover the delays and losses associated with such RMBS. The RMBS also may be backed by non-conforming mortgage loans that do not qualify for purchase by government-sponsored agencies, such as Fannie Mae and Freddie Mac, because of characteristics and size that do not satisfy Fannie Mae and Freddie Mac guidelines. Non-conforming mortgage loans are likely to experience rates of delinquency, foreclosure and loss that are higher, and that may be substantially higher, than mortgage loans originated in accordance with Fannie Mae or Freddie Mac underwriting guidelines. The principal differences between conforming mortgage loans and non- conforming mortgage loans include the applicable loan-to-value ratios, the credit and income histories of the related mortgagors, the documentation required for approval of the related mortgage loans, the types of properties securing the mortgage loans, the loan sizes and the mortgagors’ occupancy status with respect to the mortgaged properties. As a result of these and other factors, the interest rates charged on non-conforming mortgage loans are often higher than those charged for conforming mortgage loans. The combination of different underwriting criteria and higher rates of interest may also lead to higher delinquency, foreclosure and losses on non-conforming mortgage loans as compared to conforming mortgage loans.
RMBS may contain certain credit enhancement features intended to enhance the likelihood that holders of such securities will receive regular payments of interest and principal. If delinquencies or defaults occur on the mortgage loans underlying such RMBS, neither the related servicers nor any other entities will advance scheduled monthly payments of interest and principal on delinquent or defaulted mortgage loans if such advances are not likely to be recovered within those transactions. There can be no assurance that the credit enhancement, if any, applicable to RMBS owned by a CDO will adequately cover any shortfalls in cash available to make payments on such RMBS as a result of such delinquencies or defaults. If substantial losses occur as a result of defaults and delinquent payments on the mortgage loans, the Fund may suffer losses with respect to its ownership of such RMBS (or CDOs which own RMBS).
Recently, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that may adversely affect the performance and market value of RMBS and CDOs backed by RMBS. Delinquencies and losses with respect to residential mortgage loans generally have increased in recent months, and may continue to increase, particularly in the subprime sector. In addition, in recent months housing prices and appraisal values in many states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on RMBS generally.
Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Borrowers with adjustable rate mortgage loans are being exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate. Borrowers seeking to avoid these increased monthly payments by refinancing their mortgage loans may no longer be able to find available replacement loans at comparably low interest rates. A decline in housing prices may also leave borrowers with insufficient equity in their homes to permit them to refinance. Furthermore, borrowers who intend to sell their homes on or before the expiration of the fixed rate periods on their mortgage loans may find that they cannot sell their properties for an amount equal to or greater than the unpaid principal balance of their loans. These events, alone or in combination, may contribute to higher delinquency rates and, as a result, adversely affect the performance and market value of RMBS and CDOs backed by RMBS.
In addition, numerous residential mortgage loan originators that originate subprime mortgage loans have recently experienced serious financial difficulties and, in some cases, bankruptcy. Those difficulties have resulted in part from declining markets for mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults, or for material breaches of representations and warranties made on the mortgage loans, such as fraud claims. These difficulties may adversely affect the performance and market value of RMBS originated, serviced or subserviced by these companies. As a result, the performance and market value of CDOs backed by RMBS also may be adversely affected.
The mortgage loans underlying certain of the RMBS may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. During periods in which the outstanding principal balance of any such mortgage loan is increasing due to the addition of deferred interest, the increasing principal balance of such mortgage loan may approach or exceed the value of the related mortgage property, thus increasing the likelihood of defaults as well as the amount of any loss experienced with respect to any such mortgage loan that is required to be liquidated. Furthermore, each such mortgage loan generally provides for the payment of any remaining unamortized principal balance (due to the addition of deferred interest, if any, to the principal balance of such mortgage loan) in a single payment at the maturity of the loan. Because the related mortgagors may be required to make a larger single payment upon maturity, it is possible that the default risk associated with such mortgage loans is greater than that associated with fully amortizing mortgage loans. If the pool of mortgage loans underlying any RMBS owned by the Fund (or a CDO backed by RMBS) were to contain loans with negative amortization features, the yield on such RMBS could be adversely affected.
RMBS have structural characteristics that distinguish them from other asset-backed securities. The rate of interest payable on RMBS is often set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap”. Other factors, such as the use of interest rate derivatives, may also affect the returns on RMBS. The U.S. Servicemembers’ Civil Relief Act of 2003, as amended (the “Relief Act”), provides relief to mortgagors who enter into active military service or who were on reserve status but are called to active duty after the origination of their mortgage loans. Under the Relief Act, during the period of a mortgagor’s active duty, the rate of interest that may be charged on such mortgagor’s loan will be capped at a rate of 6% per annum, which may be below the interest rate that would otherwise have been applicable to such mortgage loan. In light of current United States involvement in Iraq and Afghanistan, a number of mortgage loans in the mortgage pools underlying RMBS are or may become subject to the Relief Act. As a result, the weighted average interest rate on RMBS may be reduced. If such RMBS are subject to weighted average net coupon caps, investors’ return on their investment in such RMBS will be similarly affected.
Violations of consumer protection laws may result in losses on RMBS. Applicable state laws generally regulate interest rates and other charges, require licensing of originators and require specific disclosures. In addition, other state laws, public policy and general principles of equity relating to the protection of consumers, unfair and deceptive practices and debt collection practices may apply to the origination, servicing and collection of the loans backing RMBS. Depending on the provisions of the applicable law and the specific facts and circumstances involved, violations of these laws, policies and principles may limit the ability of the issuer of a RMBS to collect all or part of the principal of or interest on the underlying loans, may entitle a borrower to a refund of amounts previously paid and, in addition, could subject the owner of a mortgage loan to damages and administrative enforcement.
The mortgage loans backing a RMBS also are subject to U.S. federal laws, including:
•the U.S. Truth in Lending Act and Regulation Z promulgated under the Truth in Lending Act, which require particular disclosures to the borrowers regarding the terms of the loans;
•the Equal Credit Opportunity Act and Regulation B promulgated under the Equal Credit Opportunity Act, which prohibit discrimination on the basis of age, race, color, sex, religion, marital status, national origin, receipt of public assistance or the exercise of any right under the Consumer Credit Protection Act, in the extension of credit;
•the Americans with Disabilities Act, which, among other things, prohibits discrimination on the basis of disability in the full and equal enjoyment of the goods, services, facilities, privileges, advantages or accommodations of any place of public accommodation;
•the Fair Credit Reporting Act, which regulates the use and reporting of information related to the borrower’s credit experience;
•the Home Ownership and Equity Protection Act of 1994, which regulates the origination of high cost loans;
•the Depository Institutions Deregulation and Monetary Control Act of 1980, which preempts certain state usury laws; and
•the Alternative Mortgage Transaction Parity Act of 1982, which preempts certain state lending laws which regulate alternative mortgage transactions.
Violations of particular provisions of these U.S. federal laws may limit the ability of the issuer of RMBS to collect all or part of the principal of or interest on the related underlying loans and in addition could subject such issuer to damages and administrative enforcement. In this event, the issuer, as a holder of such RMBS may suffer a loss.
Some of the mortgage loans backing a RMBS may have been underwritten with, and finance the cost of, credit insurance. From time to time, originators of mortgage loans that finance the cost of credit insurance have been named in legal actions brought by U.S. federal and state regulatory authorities alleging that certain practices employed relating to the sale of credit insurance constitute violations of law. If such an action were brought against such issuer with respect to mortgage loans backing such RMBS and were successful, it is possible that the borrower could be entitled to refunds of amounts previously paid or that such issuer could be subject to damages and administrative enforcement.
In addition, numerous U.S. federal and state statutory provisions, including the U.S. federal bankruptcy laws, the Relief Act and state debtor relief laws, also may adversely affect the ability of an issuer of a RMBS to collect the principal of or interest on the loans, and holders of the affected RMBS may suffer a loss if the applicable laws result in these loans becoming uncollectible.
In addition to the U.S. federal laws described above, however, a number of legislative proposals have been introduced at the U.S. federal, state and municipal levels that are designed to discourage predatory lending practices Some states have enacted, or may enact, laws or regulations that prohibit inclusion of some provisions in mortgage loans that have mortgage rates or origination costs in excess of prescribed levels, and require that borrowers be given certain disclosures prior to the consummation of such mortgage loans. In some cases, state law may impose requirements and restrictions greater than those in the Homeownership Act. An originator’s failure to comply with these laws could subject the issuer of a RMBS to monetary penalties and could result in the borrowers rescinding the loans underlying such RMBS. Lawsuits have been brought in various states making claims against assignees of high cost loans for violations of state law. Named defendants in these cases include numerous participants within the secondary mortgage market, including some securitization trusts.
Private Credit Risk
Typically, private credit investments are not traded in public markets and are less liquid or illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the Fund is valuing its investments. Private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund's private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.
Specialty Finance Risk
In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.
Collateralized Loan Obligations Risk
The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). CLOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail below. CLOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CLOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CLOs to a greater degree of risk with respect to economic downturns relating to such industry.
The value of CLOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CLO (“CLO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CLOs must rely solely on distributions on the CLO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO Collateral are insufficient to make payments on the CLOs, no other assets will be available for payment of the deficiency and following realization of the CLOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CLO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.
Loan Participation Notes Risk
In terms of their functioning and investment risk, loan participation notes (“LPNs”) are comparable to an investment in “normal” bonds. In return for the investor's commitment of capital, the issuer makes regular interest payments and, at maturity or in accordance with an agreed upon amortization schedule, the note is repaid at par. However, in contrast to "normal" bonds, there are three parties involved in the issuance of an LPN. The legal issuer, typically a bankruptcy-remote, limited purpose entity, issues notes to investors and uses the proceeds received from investors to make loans to the borrower-with each loan generally having substantially identical payment terms to the related note issued by the issuer. The borrower is typically an operating company, and the issuer’s obligations under a note are typically limited to the extent of any capital repayments and interest payments made by the borrower under the related loan. Accordingly, the investor generally assumes the credit risk of the underlying borrower. The loan participation note structure is generally used to provide the borrower more efficient financing in the capital markets than the borrower would be able to obtain if it issued notes directly.
In the event of a default by the borrower of an LPN, the Fund may experience delays in receiving payments of interest and principal while the note issuer enforces and liquidates the underlying collateral, and there is no guarantee that the underlying collateral will cover the principal and interest owed to the Fund under the LPN.
LPNs are generally subject to liquidity risk. Even though an LPN may be traded on an exchange there can be no assurance that a liquid market will develop for the LPNs, that holders of the LPNs will be able to sell their LPNs, or that such holders will be able to sell their LPNs for a price that reflects their value.
Depending on the creditworthiness of the underlying borrower, LPNs may be subject to the risk of investing in high-yield securities. Additionally, LPNs are generally utilized by foreign borrowers and therefore may be subject to additional risks, such as foreign currency risk and the risk that interest payments are subject to withholding tax.
Real Estate Risk
The value of real estate investments may be affected by risks similar to those associated with direct ownership of real estate such as declines in the value of real estate, overbuilding, rising operating costs, interest rates and property taxes. MBS and certain of the Fund's investments in private alternative credit opportunities are dependent on real estate prices and real estate fundamentals. Any negative trends in such real estate conditions may adversely affect the Fund’s results of operations through decreased revenues or increased costs. These conditions include:
•changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns, particularly in markets in which the Fund has a high concentration of properties;
•fluctuations in interest rates, which could adversely affect the Fund’s ability to obtain financing on favorable terms or at all;
•the inability of tenants to pay rent;
•the existence and quality of the competition, such as the attractiveness of the Fund’s properties as compared to competitors’ properties based on considerations such as convenience of location, rental rates and amenities;
•increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs;
•weather conditions that may increase or decrease energy costs and other weather-related expenses;
•civil unrest, acts of God, including earthquakes, floods, hurricanes and other natural disasters, which may result in uninsured losses, and acts of war or terrorism;
•oversupply of, or a reduction in demand for, real estate in the markets in which properties are located; and
•changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing regulatory limitations on rents, operating expenses, usage, zoning, the environment and taxes.
Moreover, other factors may adversely affect the Fund’s results of operations, including potential liability under environmental and other laws and other unforeseen events. Any or all of these factors could materially adversely affect the Fund’s results of operations through decreased revenues or increased costs.
Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Investment Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage-backed securities, and inflation sensitivity, and borrowing rates.
To Be Announced Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.
High-Yield Investments Risk
Fixed income investments and certain of the Fund’s investments in private alternative credit opportunities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade investments, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High-yield, high risk, and lower-rated investments are subject to additional risk factors due to the speculative nature of these investments, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such investments. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield investments and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors or a higher profile default.
Certain of the Fund’s investments in private alternative credit opportunities may not conform to conventional loan standards applied by traditional lenders and either will not be rated or will be rated as non-investment grade by the rating agencies. The non-investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the underlying loans, the borrowers’ credit history, the cash flow resulting from its assets or other factors. In addition, there may be less readily available, reliable information about senior loans and notes than is the case for many other types of securities. Any collateral used to secure a debt instrument may decline in value or become illiquid, which would adversely affect the instrument’s value. There can be no assurance that liquidation of collateral would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a debt instrument is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower.
Sub-Prime Mortgage Risk
Sub-prime mortgages face the risk that the issuer of the security will default on interest or principal payments. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies, and possibly more severe problems such as charge-offs, judgments and bankruptcies. The risk of non-payment is more pronounced in sub-prime mortgages than in highly ranked securities. Because there is increased risk of non-payment, the securities may be less liquid and subject to greater declines in value than highly rated instruments, especially in times of market stress. An economic downturn or period of rising interest rates could adversely affect the market for sub-prime notes and reduce the Fund’s ability to sell these securities. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.
Counterparty Risk
Typically, a derivative contract involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As a result of counterparty’s inability to fulfill its obligation, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed which may result in significant financial loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Asset-Backed Securities Risk
ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions. In addition, asset-backed securities have prepayment risks similar to those of MBS, may face valuation difficulties and may be less liquid.
Subordinated and Unsecured Loan Risk
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
Regulatory Change Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. Actions by governmental entities may also impact certain instruments in which the Fund invests.
Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
Current rules related to credit risk retention requirements for ABS may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to the Fund as an investor in such vehicles. In addition, the costs imposed by the risk retention rules on originators, securitizers and/or collateral managers may result in a reduction of the number of new offerings of ABS and thus in fewer investment opportunities for the Fund. A reduction in the number of new securitizations could also reduce liquidity in the markets for certain types of financial assets, which in turn could negatively affect the returns on the Fund’s investment.
Portfolio Turnover Risk
As a result of its active trading strategy, the Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of taxable capital gains (including short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, to the Fund’s shareholders, will generally be taxable as ordinary income). In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
U.S. Government Securities Risk
U.S. government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored entities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non- governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. Government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by Fannie Mae and Freddie Mac are not guaranteed or backed by the full faith and credit of the U.S. Government, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. However, no assurance can be given that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. On June 3, 2023, the Fiscal Responsibility Act of 2023 was signed into law, which suspends the limit on federal debt through January 1, 2025. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected. On August 1, 2023, the credit rating agency Fitch Ratings downgraded U.S. Treasuries to AA+ from AAA.
Repurchase Agreement Risk
A repurchase agreement involves the risk that the seller of securities under a repurchase agreement files for bankruptcy or becomes insolvent and the Fund is left holding a security that has declined in value, does not meet its investment strategy, or is difficult to dispose of. The Fund may incur costs in disposing of the underlying security and may experience losses if there is any delay in its ability to do so and the value of your investment could decline as a result.
Foreign Currency Risk
Because the Fund may invest in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline because of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
Liquidity Risk
Certain of the Fund’s investments in closed-end funds, sub-prime mortgages, CLOs, asset-backed securities, private alternative credit opportunities and non-investment grade securities (including non-investment grade MBS) may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. The nature of the Fund’s investments in private alternative credit opportunities typically requires a long holding period prior to profitability. Illiquid and relatively less liquid investments may be harder to value. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. See “Principal Risks of the Fund —Repurchase Offer Risk.” It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. See “Principal Risks of the Fund—Valuation Risk.”
Management Risk
The skill of the Investment Manager plays a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.
Market Events Risk
Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, and rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. These events may lead to periods of volatility and increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve has concluded its market support activities and has raised, and may continue to raise, interest rates. Such actions, including additional interest rate hikes, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to pandemics, acts of war, or events affecting global markets. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects. Investments in Russian securities may also require the Fund to write-down such positions.
Non-U.S. Instruments Risk
The Fund may invest in non-U.S. securities and financial instruments (non-U.S. Instruments). Non-U.S. Instruments involve certain risks not typically associated with investing in the United States. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.
Conflicts of Interest Risk
The Investment Manager is an entity in which certain of the members of the investment committee of the Investment Manager may have indirect ownership and economic interests. Certain of the members of the investment committee of the Investment Manager also serve as officers or principals of other investment managers affiliated with the Investment Manager that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the members of the investment committee of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by Investment Manager. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Investment Manager. However, the Investment Manager intends to allocate investment opportunities in a fair and equitable manner in accordance with the
Investment Manager’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Allocation of Investment Opportunities Risk
Certain employees of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other Regan-advised funds managed by the Investment Manager (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Investment Manager), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Investment Manager and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more Other Managed Funds achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Investment Manager affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Investment Manager may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order that the Fund and Regan are seeking from the SEC (the “Order”). Co-investments made under the Order will be subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. The co-investment would generally be allocated to the Fund and the other funds that target similar assets pro rata based on available capital for the particular investment. If the Investment Manager determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the Investment Manager will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting.
Repurchase Offer Risk
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
Although the Fund, as a fundamental policy, the Fund will make quarterly offers to repurchase at least 5% and up to 25% of its then outstanding Shares, the Fund currently expects to offer to repurchase 5% of then outstanding Shares quarterly. The number of shares tendered may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your shares tendered in that offer will be repurchased. Accordingly, you may not be able to sell your Shares when and in the amounts you desire. A shareholder may be subject to market and other risks including currency fluctuations to the extent of non-dollar denominated holdings, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Valuation Risk
Certain securities in which the Fund invests may be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. See “How Fund Shares are Priced.”
Non-Public Information Risk
From time to time, the Investment Manager may come into possession of non-public information concerning specific companies or investments. Under applicable securities laws, this may limit the Investment Manager’s flexibility to buy or sell portfolio securities issued by such companies. The Fund’s investment flexibility may be constrained as a consequence of the Investment Manager's inability to use such information for investment purposes.
Inflation Risk
Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Focus Risk
To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.
Geographic Focus Risk
Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.
Investment Fund Risk
The Fund may invest in securities of other investment funds that invest in the types of securities in which the Fund may invest directly. As a shareholder in an investment fund, the Fund will bear its ratable share of that investment fund’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to the assets so invested. The investment funds in which the Fund invests may in turn acquire securities or other instruments issued by certain companies that involve a high degree of business or financial risk. Such companies may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The investment funds may also invest in companies that are experiencing or are expected to experience financial difficulties that may never be overcome. Many of these companies may be highly leveraged, which can limit their ability to finance future operations and capital needs and may result in restrictive financial and operating covenants. As a result, a company’s flexibility to respond to changing business and economic conditions may be limited. As a result of the Fund’s investment in other investment funds, shareholders will also bear two layers of asset-based fees and expenses – fees at the Fund level and at the level of the underlying investment fund. Investment fund risks also include risks specific to the following types of funds in which the Fund intends to invest:
Private Funds Risk
Private funds are not subject to the 1940 Act, nor are they publicly traded. As a result, the Fund’s investments in private funds will not be subject to the protections afforded to shareholders under the 1940 Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the advisers, sub-advisers and managers of private funds, and leverage limitations.
Further, private funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, private funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of private funds, and is dependent on information provided by the managers of those funds. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of private funds in which the Fund can invest.
Investment in private funds carries the risk of loss due to a private funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more private funds, including changes in control and mergers. The effect of such changes on a private fund cannot be predicted but could be material and adverse. Given the limited liquidity of private funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of private funds.
In order to meet its obligation to provide capital for unfunded commitments, the Fund may be required to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Investment Manager’s strategy.
Investments in private funds expose the Fund to complex fees structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be assessed even if the Fund’s overall investment in such private funds declines in value, which could reduce the Fund’s returns to shareholders below what it would otherwise be if the Fund had invested through a different structure.
By investing in private funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the private fund level - in addition to indirectly bearing any performance fees charged by a private fund. Performance fees may create an incentive for a private fund’s management to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a private fund.
Additionally, any event which affects adversely the value of an investment by the Fund or a private fund in which the Fund invests would be magnified to the extent that the Fund or such private fund is leveraged. To the extent that the Fund employs investment leverage, the Fund investing in private funds that also utilize leverage would compound the adverse effects of leverage in a declining market environment. Furthermore, because private funds may incur higher levels of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the 1940 Act.
While the Fund and the Investment Manager will evaluate each private fund and its management to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Investment Manager will not have any control over the investments made by a private fund. Even though private funds are subject to certain constraints, the management of any such private funds may change aspects of their investment strategies without prior notice to the Fund.
Additionally, conflicts of interest may exist in the investments and investment activities of private funds. Conflicts of interest may arise from the fact that the management of any private fund in which the Fund invests and its affiliates may be carrying on substantial investment activities for other clients. The management of such private funds and its affiliates may manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts other than the Fund and the private fund, which could compete for the same investment opportunities as the Fund and such private fund.
The Fund’s investments in private funds are priced according to their fair value, as determined in good faith by the Investment Manager. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Manager and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
ETF Risk
Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share.
ETFs include both actively managed and passively managed ETFs. An ETF that is actively managed is dependent on the investment decisions of its investment adviser and portfolio managers, who use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed by an actively managed ETF do not perform as expected, that ETF may underperform other funds with similar investment objectives and strategies, or may experience losses. In addition, a passively managed ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.
An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
REIT Risk
REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Shares Not Listed; No Market for Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.
SPV Risks
The Fund’s investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if the Fund invested in the single underlying investment directly. Because SPVs are generally organized by managers unaffiliated with the Fund or the Investment Manager, the Fund will typically be one of many investors in the SPV. In purchasing an SPV interest, the Fund entrusts all aspects of the management of the SPV to its manager. SPVs are generally organized as limited partnerships or limited liability companies. Some SPVs in which the Fund invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent the Fund seeks to reduce or sell an investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Finally, as investors in an SPV, the Fund owns interests in the SPV and has no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that the Fund invests in may have different terms and structures, which may present unique risks and result in different fee levels.
Closed-end Interval Fund; Liquidity Risks
The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of up to 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Inadequate Return Risk
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Agreement and Declaration of Trust (the “Declaration”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Large Shareholder Risk
To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.
Distribution Rate Risk
The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
Federal Income Tax Risks
Failure to Maintain RIC Tax Treatment
As discussed above, the Fund intends to elect to be taxed as a RIC and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that is distributed (or deemed distributed) to its shareholders. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. The Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments that are treated as partnerships or other pass-through entities for tax purposes, the Fund may not have control over, or receive accurate information about, the underlying income and assets of those investments that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If the Fund does not qualify for and maintain the RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. In addition to potentially paying substantial taxes, the Fund could also be required to recognize unrealized gains and make substantial distributions before re-qualifying as a RIC.
Recognizing Income Before or Without Receiving Cash
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. A portion of the Fund’s income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual.
In any such instance, the Fund may be required to make a distribution to our shareholders to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of our investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Special Tax Issues
The Fund may invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or Regulatory Tax Changes
At any time, the federal income tax laws and underlying U.S. Treasury regulations governing RICs or the administrative interpretations of those tax laws or U.S. Treasury regulations may be amended or subject to differing interpretations. Any of those new tax laws, U.S. regulations or administrative interpretations may take effect retroactively and may have a negative impact on the Fund which could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, U.S. Treasury regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Shares or the value or the resale potential of our investments.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”). The Declaration of Trust and Bylaws are on file with the SEC as an exhibit to the Fund’s registration statement, of which this Prospectus is a part.
The Fund is a statutory trust established under the laws of State of Delaware on February 10, 2025. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.
Common Shares
The Declaration authorizes the issuance of an unlimited number of common shares. Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. See also “The Distributor and the Distribution and Shareholder Service Plan” above.
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses,” above. See also “The Distributor and the Distribution and Shareholder Service Plan,” above.
Fund shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no preemptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s shareholders.
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Shares of the Fund entitle their holders to one vote for each share held and a proportionate fractional vote for each fractional share held.
Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.
Preferred Shares
The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Section 18 of the 1940 Act currently requires that the Fund have an asset coverage of 300% immediately after the issuance of senior securities representing indebtedness and an asset coverage of 200% immediately after the issuance of senior equity securities, such as preferred shares. In addition, under Section 18, no dividends on Shares or preferred shares, as applicable, may be paid by the Fund unless the Fund has the foregoing asset coverages. Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid.
The issuance of preferred shares, if any, will result in increases to Shares and will dilute the voting power of Shares to the extent of matters on which Shares and preferred shares are entitled to vote together. As of the date of this Prospectus, the Fund has no preferred shares outstanding and the Fund does not currently intend to issue preferred shares.
Risk Lose Money [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take the many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.

Credit Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
There is a risk that the issuer of an MBS may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The value of an MBS is influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, MBS may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Interest Rate Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In recent years, the Federal Reserve has raised interest rates in response to increased inflation. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages. More recently, the Federal Reserve has subsequently cut interest rates as inflation has decreased.

Prepayment Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of MBS held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk
When interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Delinquencies and defaults by the underlying borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the underlying borrower’s equity in the mortgaged property and the underlying borrower’s financial circumstances, which can result in the underlying borrowers being unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. The rate of delinquencies and defaults and the amount of the resulting losses depend on a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the underlying borrower’s equity in the mortgaged property and the individual financial circumstances of the underlying borrower.

Commercial Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Mortgage-Backed Securities Risk
The Fund may invest in pools or tranches of commercial mortgage-backed securities (“CMBS”). The collateral underlying CMBS generally consists of commercial mortgages or real property that have a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower.
The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property. The ability to generate current income from a commercial property is affected by a variety of factors. Such factors include differences in the management ability and track record of the commercial borrower, and geographic and/or industry concentration. Commercial borrowers may also lack the incentive to invest the funds necessary to maintain and attract tenants in the properties underlying the commercial mortgage loans to the extent the value of the mortgage exceeds the property value. Also, the likelihood of the commercial borrower repaying the commercial mortgage loan at maturity is heavily influenced by the commercial borrower’s ability to secure subsequent financing, which can be negatively impacted by a difficult credit environment.
Investments in CMBS are also subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by the continued volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As noted above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, defaults by the underlying borrowers may require a substantial amount of workout negotiations and/or restructurings and may trigger foreclosure actions, which can be lengthy and time-consuming process. There can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objective or that projected returns will be achieved. Furthermore, each investor should be prepared to bear the economic risk of the investment for an indefinite period.

Residential Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Mortgage-Backed Securities Risk
The Fund may invest in residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans can be securitized and the securities issued in such securitization could be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan can be a lengthy and difficult process, and often involves significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties could be very limited.
At any one time, a portfolio of RMBS could be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans tend to be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations. In addition, the residential mortgage loans could include so-called “Jumbo” mortgage loans, having original principal balances that are higher than is generally the case for residential mortgage loans. As a result, such portfolio of RMBS could experience increased losses.
Certain mortgage loans may be of subprime credit quality (i.e., do not meet the customary credit standards of Fannie Mae and Freddie Mac). Originators of loans make subprime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with subprime mortgage loans than with mortgage loans that satisfy customary credit standards. In the event mortgage loans in a mortgage pool related to a residential security become delinquent or subject to liquidation, the related CDO may experience delays in receiving payment on such RMBS and may suffer losses if the related credit enhancements, if any, are insufficient to cover the delays and losses associated with such RMBS. The RMBS also may be backed by non-conforming mortgage loans that do not qualify for purchase by government-sponsored agencies, such as Fannie Mae and Freddie Mac, because of characteristics and size that do not satisfy Fannie Mae and Freddie Mac guidelines. Non-conforming mortgage loans are likely to experience rates of delinquency, foreclosure and loss that are higher, and that may be substantially higher, than mortgage loans originated in accordance with Fannie Mae or Freddie Mac underwriting guidelines. The principal differences between conforming mortgage loans and non- conforming mortgage loans include the applicable loan-to-value ratios, the credit and income histories of the related mortgagors, the documentation required for approval of the related mortgage loans, the types of properties securing the mortgage loans, the loan sizes and the mortgagors’ occupancy status with respect to the mortgaged properties. As a result of these and other factors, the interest rates charged on non-conforming mortgage loans are often higher than those charged for conforming mortgage loans. The combination of different underwriting criteria and higher rates of interest may also lead to higher delinquency, foreclosure and losses on non-conforming mortgage loans as compared to conforming mortgage loans.
RMBS may contain certain credit enhancement features intended to enhance the likelihood that holders of such securities will receive regular payments of interest and principal. If delinquencies or defaults occur on the mortgage loans underlying such RMBS, neither the related servicers nor any other entities will advance scheduled monthly payments of interest and principal on delinquent or defaulted mortgage loans if such advances are not likely to be recovered within those transactions. There can be no assurance that the credit enhancement, if any, applicable to RMBS owned by a CDO will adequately cover any shortfalls in cash available to make payments on such RMBS as a result of such delinquencies or defaults. If substantial losses occur as a result of defaults and delinquent payments on the mortgage loans, the Fund may suffer losses with respect to its ownership of such RMBS (or CDOs which own RMBS).
Recently, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that may adversely affect the performance and market value of RMBS and CDOs backed by RMBS. Delinquencies and losses with respect to residential mortgage loans generally have increased in recent months, and may continue to increase, particularly in the subprime sector. In addition, in recent months housing prices and appraisal values in many states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on RMBS generally.
Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Borrowers with adjustable rate mortgage loans are being exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate. Borrowers seeking to avoid these increased monthly payments by refinancing their mortgage loans may no longer be able to find available replacement loans at comparably low interest rates. A decline in housing prices may also leave borrowers with insufficient equity in their homes to permit them to refinance. Furthermore, borrowers who intend to sell their homes on or before the expiration of the fixed rate periods on their mortgage loans may find that they cannot sell their properties for an amount equal to or greater than the unpaid principal balance of their loans. These events, alone or in combination, may contribute to higher delinquency rates and, as a result, adversely affect the performance and market value of RMBS and CDOs backed by RMBS.
In addition, numerous residential mortgage loan originators that originate subprime mortgage loans have recently experienced serious financial difficulties and, in some cases, bankruptcy. Those difficulties have resulted in part from declining markets for mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults, or for material breaches of representations and warranties made on the mortgage loans, such as fraud claims. These difficulties may adversely affect the performance and market value of RMBS originated, serviced or subserviced by these companies. As a result, the performance and market value of CDOs backed by RMBS also may be adversely affected.
The mortgage loans underlying certain of the RMBS may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. During periods in which the outstanding principal balance of any such mortgage loan is increasing due to the addition of deferred interest, the increasing principal balance of such mortgage loan may approach or exceed the value of the related mortgage property, thus increasing the likelihood of defaults as well as the amount of any loss experienced with respect to any such mortgage loan that is required to be liquidated. Furthermore, each such mortgage loan generally provides for the payment of any remaining unamortized principal balance (due to the addition of deferred interest, if any, to the principal balance of such mortgage loan) in a single payment at the maturity of the loan. Because the related mortgagors may be required to make a larger single payment upon maturity, it is possible that the default risk associated with such mortgage loans is greater than that associated with fully amortizing mortgage loans. If the pool of mortgage loans underlying any RMBS owned by the Fund (or a CDO backed by RMBS) were to contain loans with negative amortization features, the yield on such RMBS could be adversely affected.
RMBS have structural characteristics that distinguish them from other asset-backed securities. The rate of interest payable on RMBS is often set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap”. Other factors, such as the use of interest rate derivatives, may also affect the returns on RMBS. The U.S. Servicemembers’ Civil Relief Act of 2003, as amended (the “Relief Act”), provides relief to mortgagors who enter into active military service or who were on reserve status but are called to active duty after the origination of their mortgage loans. Under the Relief Act, during the period of a mortgagor’s active duty, the rate of interest that may be charged on such mortgagor’s loan will be capped at a rate of 6% per annum, which may be below the interest rate that would otherwise have been applicable to such mortgage loan. In light of current United States involvement in Iraq and Afghanistan, a number of mortgage loans in the mortgage pools underlying RMBS are or may become subject to the Relief Act. As a result, the weighted average interest rate on RMBS may be reduced. If such RMBS are subject to weighted average net coupon caps, investors’ return on their investment in such RMBS will be similarly affected.
Violations of consumer protection laws may result in losses on RMBS. Applicable state laws generally regulate interest rates and other charges, require licensing of originators and require specific disclosures. In addition, other state laws, public policy and general principles of equity relating to the protection of consumers, unfair and deceptive practices and debt collection practices may apply to the origination, servicing and collection of the loans backing RMBS. Depending on the provisions of the applicable law and the specific facts and circumstances involved, violations of these laws, policies and principles may limit the ability of the issuer of a RMBS to collect all or part of the principal of or interest on the underlying loans, may entitle a borrower to a refund of amounts previously paid and, in addition, could subject the owner of a mortgage loan to damages and administrative enforcement.
The mortgage loans backing a RMBS also are subject to U.S. federal laws, including:
•the U.S. Truth in Lending Act and Regulation Z promulgated under the Truth in Lending Act, which require particular disclosures to the borrowers regarding the terms of the loans;
•the Equal Credit Opportunity Act and Regulation B promulgated under the Equal Credit Opportunity Act, which prohibit discrimination on the basis of age, race, color, sex, religion, marital status, national origin, receipt of public assistance or the exercise of any right under the Consumer Credit Protection Act, in the extension of credit;
•the Americans with Disabilities Act, which, among other things, prohibits discrimination on the basis of disability in the full and equal enjoyment of the goods, services, facilities, privileges, advantages or accommodations of any place of public accommodation;
•the Fair Credit Reporting Act, which regulates the use and reporting of information related to the borrower’s credit experience;
•the Home Ownership and Equity Protection Act of 1994, which regulates the origination of high cost loans;
•the Depository Institutions Deregulation and Monetary Control Act of 1980, which preempts certain state usury laws; and
•the Alternative Mortgage Transaction Parity Act of 1982, which preempts certain state lending laws which regulate alternative mortgage transactions.
Violations of particular provisions of these U.S. federal laws may limit the ability of the issuer of RMBS to collect all or part of the principal of or interest on the related underlying loans and in addition could subject such issuer to damages and administrative enforcement. In this event, the issuer, as a holder of such RMBS may suffer a loss.
Some of the mortgage loans backing a RMBS may have been underwritten with, and finance the cost of, credit insurance. From time to time, originators of mortgage loans that finance the cost of credit insurance have been named in legal actions brought by U.S. federal and state regulatory authorities alleging that certain practices employed relating to the sale of credit insurance constitute violations of law. If such an action were brought against such issuer with respect to mortgage loans backing such RMBS and were successful, it is possible that the borrower could be entitled to refunds of amounts previously paid or that such issuer could be subject to damages and administrative enforcement.
In addition, numerous U.S. federal and state statutory provisions, including the U.S. federal bankruptcy laws, the Relief Act and state debtor relief laws, also may adversely affect the ability of an issuer of a RMBS to collect the principal of or interest on the loans, and holders of the affected RMBS may suffer a loss if the applicable laws result in these loans becoming uncollectible.
In addition to the U.S. federal laws described above, however, a number of legislative proposals have been introduced at the U.S. federal, state and municipal levels that are designed to discourage predatory lending practices Some states have enacted, or may enact, laws or regulations that prohibit inclusion of some provisions in mortgage loans that have mortgage rates or origination costs in excess of prescribed levels, and require that borrowers be given certain disclosures prior to the consummation of such mortgage loans. In some cases, state law may impose requirements and restrictions greater than those in the Homeownership Act. An originator’s failure to comply with these laws could subject the issuer of a RMBS to monetary penalties and could result in the borrowers rescinding the loans underlying such RMBS. Lawsuits have been brought in various states making claims against assignees of high cost loans for violations of state law. Named defendants in these cases include numerous participants within the secondary mortgage market, including some securitization trusts.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk
Typically, private credit investments are not traded in public markets and are less liquid or illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the Fund is valuing its investments. Private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund's private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.

Specialty Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Specialty Finance Risk
In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations Risk
The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). CLOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail below. CLOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CLOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CLOs to a greater degree of risk with respect to economic downturns relating to such industry.
The value of CLOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CLO (“CLO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CLOs must rely solely on distributions on the CLO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO Collateral are insufficient to make payments on the CLOs, no other assets will be available for payment of the deficiency and following realization of the CLOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CLO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.

Loan Participation Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Participation Notes Risk
In terms of their functioning and investment risk, loan participation notes (“LPNs”) are comparable to an investment in “normal” bonds. In return for the investor's commitment of capital, the issuer makes regular interest payments and, at maturity or in accordance with an agreed upon amortization schedule, the note is repaid at par. However, in contrast to "normal" bonds, there are three parties involved in the issuance of an LPN. The legal issuer, typically a bankruptcy-remote, limited purpose entity, issues notes to investors and uses the proceeds received from investors to make loans to the borrower-with each loan generally having substantially identical payment terms to the related note issued by the issuer. The borrower is typically an operating company, and the issuer’s obligations under a note are typically limited to the extent of any capital repayments and interest payments made by the borrower under the related loan. Accordingly, the investor generally assumes the credit risk of the underlying borrower. The loan participation note structure is generally used to provide the borrower more efficient financing in the capital markets than the borrower would be able to obtain if it issued notes directly.
In the event of a default by the borrower of an LPN, the Fund may experience delays in receiving payments of interest and principal while the note issuer enforces and liquidates the underlying collateral, and there is no guarantee that the underlying collateral will cover the principal and interest owed to the Fund under the LPN.
LPNs are generally subject to liquidity risk. Even though an LPN may be traded on an exchange there can be no assurance that a liquid market will develop for the LPNs, that holders of the LPNs will be able to sell their LPNs, or that such holders will be able to sell their LPNs for a price that reflects their value.
Depending on the creditworthiness of the underlying borrower, LPNs may be subject to the risk of investing in high-yield securities. Additionally, LPNs are generally utilized by foreign borrowers and therefore may be subject to additional risks, such as foreign currency risk and the risk that interest payments are subject to withholding tax.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk
The value of real estate investments may be affected by risks similar to those associated with direct ownership of real estate such as declines in the value of real estate, overbuilding, rising operating costs, interest rates and property taxes. MBS and certain of the Fund's investments in private alternative credit opportunities are dependent on real estate prices and real estate fundamentals. Any negative trends in such real estate conditions may adversely affect the Fund’s results of operations through decreased revenues or increased costs. These conditions include:
•changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns, particularly in markets in which the Fund has a high concentration of properties;
•fluctuations in interest rates, which could adversely affect the Fund’s ability to obtain financing on favorable terms or at all;
•the inability of tenants to pay rent;
•the existence and quality of the competition, such as the attractiveness of the Fund’s properties as compared to competitors’ properties based on considerations such as convenience of location, rental rates and amenities;
•increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs;
•weather conditions that may increase or decrease energy costs and other weather-related expenses;
•civil unrest, acts of God, including earthquakes, floods, hurricanes and other natural disasters, which may result in uninsured losses, and acts of war or terrorism;
•oversupply of, or a reduction in demand for, real estate in the markets in which properties are located; and
•changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing regulatory limitations on rents, operating expenses, usage, zoning, the environment and taxes.
Moreover, other factors may adversely affect the Fund’s results of operations, including potential liability under environmental and other laws and other unforeseen events. Any or all of these factors could materially adversely affect the Fund’s results of operations through decreased revenues or increased costs.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Investment Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage-backed securities, and inflation sensitivity, and borrowing rates.
To Be Announced Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.

Derivatives Risk, Futures Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Investment Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk, Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage-backed securities, and inflation sensitivity, and borrowing rates.

Derivatives Risk, To Be Announced Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
To Be Announced Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.

Derivatives Risk, Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.

High-Yield Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Investments Risk
Fixed income investments and certain of the Fund’s investments in private alternative credit opportunities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade investments, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High-yield, high risk, and lower-rated investments are subject to additional risk factors due to the speculative nature of these investments, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such investments. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield investments and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors or a higher profile default.
Certain of the Fund’s investments in private alternative credit opportunities may not conform to conventional loan standards applied by traditional lenders and either will not be rated or will be rated as non-investment grade by the rating agencies. The non-investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the underlying loans, the borrowers’ credit history, the cash flow resulting from its assets or other factors. In addition, there may be less readily available, reliable information about senior loans and notes than is the case for many other types of securities. Any collateral used to secure a debt instrument may decline in value or become illiquid, which would adversely affect the instrument’s value. There can be no assurance that liquidation of collateral would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a debt instrument is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower.

Sub-Prime Mortgage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sub-Prime Mortgage Risk
Sub-prime mortgages face the risk that the issuer of the security will default on interest or principal payments. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies, and possibly more severe problems such as charge-offs, judgments and bankruptcies. The risk of non-payment is more pronounced in sub-prime mortgages than in highly ranked securities. Because there is increased risk of non-payment, the securities may be less liquid and subject to greater declines in value than highly rated instruments, especially in times of market stress. An economic downturn or period of rising interest rates could adversely affect the market for sub-prime notes and reduce the Fund’s ability to sell these securities. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
Typically, a derivative contract involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As a result of counterparty’s inability to fulfill its obligation, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed which may result in significant financial loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions. In addition, asset-backed securities have prepayment risks similar to those of MBS, may face valuation difficulties and may be less liquid.

Subordinated And Unsecured Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated and Unsecured Loan Risk
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Change Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. Actions by governmental entities may also impact certain instruments in which the Fund invests.
Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
Current rules related to credit risk retention requirements for ABS may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to the Fund as an investor in such vehicles. In addition, the costs imposed by the risk retention rules on originators, securitizers and/or collateral managers may result in a reduction of the number of new offerings of ABS and thus in fewer investment opportunities for the Fund. A reduction in the number of new securitizations could also reduce liquidity in the markets for certain types of financial assets, which in turn could negatively affect the returns on the Fund’s investment.
Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
As a result of its active trading strategy, the Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of taxable capital gains (including short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, to the Fund’s shareholders, will generally be taxable as ordinary income). In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
U.S. government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored entities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non- governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. Government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by Fannie Mae and Freddie Mac are not guaranteed or backed by the full faith and credit of the U.S. Government, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. However, no assurance can be given that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. On June 3, 2023, the Fiscal Responsibility Act of 2023 was signed into law, which suspends the limit on federal debt through January 1, 2025. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected. On August 1, 2023, the credit rating agency Fitch Ratings downgraded U.S. Treasuries to AA+ from AAA.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreement Risk
A repurchase agreement involves the risk that the seller of securities under a repurchase agreement files for bankruptcy or becomes insolvent and the Fund is left holding a security that has declined in value, does not meet its investment strategy, or is difficult to dispose of. The Fund may incur costs in disposing of the underlying security and may experience losses if there is any delay in its ability to do so and the value of your investment could decline as a result.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Because the Fund may invest in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline because of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Certain of the Fund’s investments in closed-end funds, sub-prime mortgages, CLOs, asset-backed securities, private alternative credit opportunities and non-investment grade securities (including non-investment grade MBS) may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. The nature of the Fund’s investments in private alternative credit opportunities typically requires a long holding period prior to profitability. Illiquid and relatively less liquid investments may be harder to value. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. See “Principal Risks of the Fund —Repurchase Offer Risk.” It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. See “Principal Risks of the Fund—Valuation Risk.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The skill of the Investment Manager plays a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, and rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. These events may lead to periods of volatility and increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve has concluded its market support activities and has raised, and may continue to raise, interest rates. Such actions, including additional interest rate hikes, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to pandemics, acts of war, or events affecting global markets. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects. Investments in Russian securities may also require the Fund to write-down such positions.

Non-U.S. Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Instruments Risk
The Fund may invest in non-U.S. securities and financial instruments (non-U.S. Instruments). Non-U.S. Instruments involve certain risks not typically associated with investing in the United States. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Investment Manager is an entity in which certain of the members of the investment committee of the Investment Manager may have indirect ownership and economic interests. Certain of the members of the investment committee of the Investment Manager also serve as officers or principals of other investment managers affiliated with the Investment Manager that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the members of the investment committee of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by Investment Manager. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Investment Manager. However, the Investment Manager intends to allocate investment opportunities in a fair and equitable manner in accordance with the
Investment Manager’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.

Allocation Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation of Investment Opportunities Risk
Certain employees of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other Regan-advised funds managed by the Investment Manager (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Investment Manager), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Investment Manager and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more Other Managed Funds achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Investment Manager affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Investment Manager may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order that the Fund and Regan are seeking from the SEC (the “Order”). Co-investments made under the Order will be subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. The co-investment would generally be allocated to the Fund and the other funds that target similar assets pro rata based on available capital for the particular investment. If the Investment Manager determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the Investment Manager will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting.

Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risk
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
Although the Fund, as a fundamental policy, the Fund will make quarterly offers to repurchase at least 5% and up to 25% of its then outstanding Shares, the Fund currently expects to offer to repurchase 5% of then outstanding Shares quarterly. The number of shares tendered may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your shares tendered in that offer will be repurchased. Accordingly, you may not be able to sell your Shares when and in the amounts you desire. A shareholder may be subject to market and other risks including currency fluctuations to the extent of non-dollar denominated holdings, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
Certain securities in which the Fund invests may be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. See “How Fund Shares are Priced.”

Non-Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Public Information Risk
From time to time, the Investment Manager may come into possession of non-public information concerning specific companies or investments. Under applicable securities laws, this may limit the Investment Manager’s flexibility to buy or sell portfolio securities issued by such companies. The Fund’s investment flexibility may be constrained as a consequence of the Investment Manager's inability to use such information for investment purposes.
Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focus Risk
To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Geographic Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Focus Risk
Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.
Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Fund Risk
The Fund may invest in securities of other investment funds that invest in the types of securities in which the Fund may invest directly. As a shareholder in an investment fund, the Fund will bear its ratable share of that investment fund’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to the assets so invested. The investment funds in which the Fund invests may in turn acquire securities or other instruments issued by certain companies that involve a high degree of business or financial risk. Such companies may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The investment funds may also invest in companies that are experiencing or are expected to experience financial difficulties that may never be overcome. Many of these companies may be highly leveraged, which can limit their ability to finance future operations and capital needs and may result in restrictive financial and operating covenants. As a result, a company’s flexibility to respond to changing business and economic conditions may be limited. As a result of the Fund’s investment in other investment funds, shareholders will also bear two layers of asset-based fees and expenses – fees at the Fund level and at the level of the underlying investment fund. Investment fund risks also include risks specific to the following types of funds in which the Fund intends to invest:
Private Funds Risk
Private funds are not subject to the 1940 Act, nor are they publicly traded. As a result, the Fund’s investments in private funds will not be subject to the protections afforded to shareholders under the 1940 Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the advisers, sub-advisers and managers of private funds, and leverage limitations.
Further, private funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, private funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of private funds, and is dependent on information provided by the managers of those funds. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of private funds in which the Fund can invest.
Investment in private funds carries the risk of loss due to a private funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more private funds, including changes in control and mergers. The effect of such changes on a private fund cannot be predicted but could be material and adverse. Given the limited liquidity of private funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of private funds.
In order to meet its obligation to provide capital for unfunded commitments, the Fund may be required to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Investment Manager’s strategy.
Investments in private funds expose the Fund to complex fees structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be assessed even if the Fund’s overall investment in such private funds declines in value, which could reduce the Fund’s returns to shareholders below what it would otherwise be if the Fund had invested through a different structure.
By investing in private funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the private fund level - in addition to indirectly bearing any performance fees charged by a private fund. Performance fees may create an incentive for a private fund’s management to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a private fund.
Additionally, any event which affects adversely the value of an investment by the Fund or a private fund in which the Fund invests would be magnified to the extent that the Fund or such private fund is leveraged. To the extent that the Fund employs investment leverage, the Fund investing in private funds that also utilize leverage would compound the adverse effects of leverage in a declining market environment. Furthermore, because private funds may incur higher levels of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the 1940 Act.
While the Fund and the Investment Manager will evaluate each private fund and its management to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Investment Manager will not have any control over the investments made by a private fund. Even though private funds are subject to certain constraints, the management of any such private funds may change aspects of their investment strategies without prior notice to the Fund.
Additionally, conflicts of interest may exist in the investments and investment activities of private funds. Conflicts of interest may arise from the fact that the management of any private fund in which the Fund invests and its affiliates may be carrying on substantial investment activities for other clients. The management of such private funds and its affiliates may manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts other than the Fund and the private fund, which could compete for the same investment opportunities as the Fund and such private fund.
The Fund’s investments in private funds are priced according to their fair value, as determined in good faith by the Investment Manager. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Manager and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
ETF Risk
Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share.
ETFs include both actively managed and passively managed ETFs. An ETF that is actively managed is dependent on the investment decisions of its investment adviser and portfolio managers, who use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed by an actively managed ETF do not perform as expected, that ETF may underperform other funds with similar investment objectives and strategies, or may experience losses. In addition, a passively managed ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.
An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
REIT Risk
REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Investment Fund Risk, Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Funds Risk
Private funds are not subject to the 1940 Act, nor are they publicly traded. As a result, the Fund’s investments in private funds will not be subject to the protections afforded to shareholders under the 1940 Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the advisers, sub-advisers and managers of private funds, and leverage limitations.
Further, private funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, private funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of private funds, and is dependent on information provided by the managers of those funds. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of private funds in which the Fund can invest.
Investment in private funds carries the risk of loss due to a private funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more private funds, including changes in control and mergers. The effect of such changes on a private fund cannot be predicted but could be material and adverse. Given the limited liquidity of private funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of private funds.
In order to meet its obligation to provide capital for unfunded commitments, the Fund may be required to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Investment Manager’s strategy.
Investments in private funds expose the Fund to complex fees structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be assessed even if the Fund’s overall investment in such private funds declines in value, which could reduce the Fund’s returns to shareholders below what it would otherwise be if the Fund had invested through a different structure.
By investing in private funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the private fund level - in addition to indirectly bearing any performance fees charged by a private fund. Performance fees may create an incentive for a private fund’s management to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a private fund.
Additionally, any event which affects adversely the value of an investment by the Fund or a private fund in which the Fund invests would be magnified to the extent that the Fund or such private fund is leveraged. To the extent that the Fund employs investment leverage, the Fund investing in private funds that also utilize leverage would compound the adverse effects of leverage in a declining market environment. Furthermore, because private funds may incur higher levels of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the 1940 Act.
While the Fund and the Investment Manager will evaluate each private fund and its management to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Investment Manager will not have any control over the investments made by a private fund. Even though private funds are subject to certain constraints, the management of any such private funds may change aspects of their investment strategies without prior notice to the Fund.
Additionally, conflicts of interest may exist in the investments and investment activities of private funds. Conflicts of interest may arise from the fact that the management of any private fund in which the Fund invests and its affiliates may be carrying on substantial investment activities for other clients. The management of such private funds and its affiliates may manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts other than the Fund and the private fund, which could compete for the same investment opportunities as the Fund and such private fund.
The Fund’s investments in private funds are priced according to their fair value, as determined in good faith by the Investment Manager. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Manager and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.

Investment Fund Risk, ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETF Risk
Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share.
ETFs include both actively managed and passively managed ETFs. An ETF that is actively managed is dependent on the investment decisions of its investment adviser and portfolio managers, who use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed by an actively managed ETF do not perform as expected, that ETF may underperform other funds with similar investment objectives and strategies, or may experience losses. In addition, a passively managed ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.
An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Investment Fund Risk, REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Shares Not Listed; No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares Not Listed; No Market for Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.
SPV Risks
The Fund’s investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if the Fund invested in the single underlying investment directly. Because SPVs are generally organized by managers unaffiliated with the Fund or the Investment Manager, the Fund will typically be one of many investors in the SPV. In purchasing an SPV interest, the Fund entrusts all aspects of the management of the SPV to its manager. SPVs are generally organized as limited partnerships or limited liability companies. Some SPVs in which the Fund invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent the Fund seeks to reduce or sell an investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Finally, as investors in an SPV, the Fund owns interests in the SPV and has no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that the Fund invests in may have different terms and structures, which may present unique risks and result in different fee levels.
Closed-End Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end Interval Fund; Liquidity Risks
The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of up to 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inadequate Return Risk No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Agreement and Declaration of Trust (the “Declaration”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk
To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Federal Income Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risks
Failure to Maintain RIC Tax Treatment
As discussed above, the Fund intends to elect to be taxed as a RIC and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that is distributed (or deemed distributed) to its shareholders. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. The Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments that are treated as partnerships or other pass-through entities for tax purposes, the Fund may not have control over, or receive accurate information about, the underlying income and assets of those investments that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If the Fund does not qualify for and maintain the RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. In addition to potentially paying substantial taxes, the Fund could also be required to recognize unrealized gains and make substantial distributions before re-qualifying as a RIC.
Recognizing Income Before or Without Receiving Cash
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. A portion of the Fund’s income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual.
In any such instance, the Fund may be required to make a distribution to our shareholders to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of our investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Special Tax Issues
The Fund may invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or Regulatory Tax Changes
At any time, the federal income tax laws and underlying U.S. Treasury regulations governing RICs or the administrative interpretations of those tax laws or U.S. Treasury regulations may be amended or subject to differing interpretations. Any of those new tax laws, U.S. regulations or administrative interpretations may take effect retroactively and may have a negative impact on the Fund which could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, U.S. Treasury regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Shares or the value or the resale potential of our investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
Contact Personnel Name	Alyssa M. Bernard, Secretary
Investor Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%
Distribution/Servicing Fees [Percent]	1.00%
Acquired Fund Fees and Expenses [Percent]	0.20%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.72%
Total Annual Expenses [Percent]	3.42%
Waivers and Reimbursements of Fees [Percent]	0.00%
Net Expense over Assets [Percent]	3.42%
Expense Example, Year 01	$ 63
Expense Example, Years 1 to 3	132
Expense Example, Years 1 to 5	202
Expense Example, Years 1 to 10	$ 389
Institutional Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.20%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.72%
Total Annual Expenses [Percent]	2.42%
Waivers and Reimbursements of Fees [Percent]	0.00%
Net Expense over Assets [Percent]	2.42%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	75
Expense Example, Years 1 to 5	129
Expense Example, Years 1 to 10	$ 275
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Fund shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Shares of the Fund entitle their holders to one vote for each share held and a proportionate fractional vote for each fractional share held.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s shareholders.
Security Preemptive and Other Rights [Text Block]	Shares will, when issued, be fully paid and non-assessable, and will have no preemptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights.
Security Obligations of Ownership [Text Block]
The Declaration authorizes the issuance of an unlimited number of common shares. Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. See also “The Distributor and the Distribution and Shareholder Service Plan” above.
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses,” above. See also “The Distributor and the Distribution and Shareholder Service Plan,” above.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, under Section 18, no dividends on Shares or preferred shares, as applicable, may be paid by the Fund unless the Fund has the foregoing asset coverages.
Security Voting Rights [Text Block]	The issuance of preferred shares, if any, will result in increases to Shares and will dilute the voting power of Shares to the extent of matters on which Shares and preferred shares are entitled to vote together. As of the date of this Prospectus, the Fund has no preferred shares outstanding and the Fund does not currently intend to issue preferred shares.
Security Preemptive and Other Rights [Text Block]	Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid.
Security Obligations of Ownership [Text Block]	The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Section 18 of the 1940 Act currently requires that the Fund have an asset coverage of 300% immediately after the issuance of senior securities representing indebtedness and an asset coverage of 200% immediately after the issuance of senior equity securities, such as preferred shares.